Quarterly Financial Data (Unaudited and in Thousands Except Per Share Amounts)	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Quarterly Financial Data (Unaudited And In Thousands Except Per Share Amounts):
QUARTERLY FINANCIAL DATA (UNAUDITED AND IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

	Year Ended January 1, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (a)
Net sales	$162,782	$166,210	$168,685	$227,232
Operating income	19,583	18,914	19,318	24,698
Income from operations before income taxes	18,139	17,577	17,704	16,923
Net income	11,478	11,371	11,382	10,012

Basic earnings per share	0.14	0.14	0.14	0.12
Diluted earnings per share	0.14	0.14	0.14	0.12

	Year Ended January 2, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$133,000	$155,298	$159,936	$149,572
Operating income	8,763	20,276	25,396	16,504
Income from operations before income taxes	7,868	19,274	24,819	14,918
Net income	4,810	11,699	16,073	9,208

Basic earnings per share	0.06	0.14	0.20	0.11
Diluted earnings per share	0.06	0.14	0.19	0.11

(a)    Included in net income in the fourth quarter of fiscal 2010 are costs incurred as part of the Griffin Transaction for consulting, legal and financing in the amount of approximately $13.7 million.